Short-term investments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	$ 49,685,723		$ 39,310,595
Cost	47,908,144		39,075,261
Unrealized gain in profit and loss	1,777,579	$ 766,955	235,334
Net realized gain on short-term investments	2,844,695	$ 915,903
Debt securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value			20,601,816
Cost			20,599,683
Unrealized gain in profit and loss			2,133
REITs [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	20,584,438		15,612,864
Cost	19,446,224		15,266,447
Unrealized gain in profit and loss	1,138,214		346,417
Money market instruments [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	20,711,963		866,630
Cost	20,700,917		864,927
Unrealized gain in profit and loss	11,046		1,703
Equity securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Aggregate fair value	8,389,322		2,229,285
Cost	7,761,003		2,344,204
Unrealized gain in profit and loss	$ 628,319		$ (114,919)